Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 15, 2014	Apr. 30, 2012	Nov. 30, 2014	Oct. 29, 2014	Mar. 01, 2014	Oct. 10, 2013	Nov. 01, 2012	Dec. 11, 2014	Nov. 23, 2011	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 6,638	$ 963	$ 592
Ordinary shares, shares issued		147,000,000			147,000,000							147,000,000
Unvested restricted shares		58,187,500
Ordinary shares, par value												$ 0.0001
Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued	280,869,740
Unvested restricted shares	8,807,571
Ordinary shares, par value	$ 0.0001
Non-Vested Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	335	368	535
Unrecognized compensation expense	232
Shares recognition period	1 year 3 months 18 days
Ordinary shares, shares issued				131,348,411	147,000,000
Modification of vesting of shares, description	The Company shall be entitled to repurchase 50% and 25% of such shares in the case that founders terminate their employments with the Company before April 17, 2015 and during the period from April 17, 2015 to April 17, 2016, respectively, at a price of US$0.0001 per share or the lowest price permitted under applicable laws. Therefore, the Company considered that 50% of the total restricted shares were vested immediately on the amendment date and 25% shall be vested annually on April 17 in the next two years ending April 17, 2016. Before the modification date, May 15, 2014, there were 131,348,411 ordinary shares, of which 45,937,500 were unvested restricted shares. As the result of modification, 19,736,705 vested ordinary shares were classified to unvested restricted shares on the modification date and the corresponding compensation costs for these unvested restricted shares were amortized over the remaining service period.
Unvested restricted shares	57,250,756	58,187,500	94,937,500	45,937,500									147,000,000
Unvested restricted shares, modification	19,736,705			19,736,705
Ordinary shares, par value				$ 0.0001
Fair value of the restricted shares, per share	$ 0.01
Fair value of the restricted shares	1,470
Non-Vested Restricted Shares [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment vesting percentage				50.00%	25.00%
Non-Vested Restricted Shares [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements vesting period				2 years	36 months
Share based payment vesting percentage				25.00%	75.00%
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expected to vest, Aggregate intrinsic value	240
Share-based compensation	18
Unrecognized compensation expense	322
Shares recognition period	11 months 12 days
Fair value of the restricted shares, per share	$ 8.51
Fair value of the restricted shares	340
Weighted average remaining contractual terms	11 months 12 days
Intrinsic value
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued	44,758,220
Number of share options granted						0
Exercise price of share options granted	$ 0.0854	$ 0.1404	$ 0.0327
Options vested	8,080,000
Options expected to vest	22,640,026
Options expected to vest, weighted-average exercise price	$ 0.1003
Options expected to vest, Aggregate intrinsic value	133,569	7,227	1,775
Share-based compensation	5,848	586	56
Unrecognized compensation expense	36,127
Shares recognition period	3 years 5 months 9 days
Weighted average remaining contractual term options outstanding	8 years 7 months 24 days
2012 Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted							2,963,500	444,866	8,580,000	9,050,000
Exercise price of share options granted							$ 0.0002	$ 0.1404	$ 0.1404	$ 0.0327
Share based compensation arrangements vesting period							4 years	4 years	4 years	4 years
2012 Plan [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted								4,048,660	5,500,000
Exercise price of share options granted								$ 0.1404	$ 0.1404
Share based compensation arrangements vesting period								4 years	4 years
2012 Plan [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted								100,000		100,000
Exercise price of share options granted								$ 0.1404		$ 0.0327
Share based compensation arrangements vesting period								4 years		4 years
2012 Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 437	$ 9	$ 1
2014 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued						14,031,194
Increase in number of shares reserved for future issuances	1.50%
Number of shares reserved for future issuances, description	Beginning in 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.
2014 Plan [Member] | RSUs [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements vesting period											6 months
Share based payment vesting percentage											50.00%
2014 Plan [Member] | RSUs [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted											40,001